EntrepreneurShares Series Trust

175 Federal Street, Suite 875

Boston, MA 02210

October 31, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	EntrepreneurShares Series Trust (the “Trust”)
(1933 Act Registration No. 333-168040)
(1940 Act Registration No. 811-22436)

Dear SEC Staff:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated October 28, 2025 for the ERShares Public-Private Crossover ETF, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A under the 1933 Act and Amendment No. 55 under the Investment Company Act of 1940, as amended, which was filed electronically on October 28, 2025 (Accession No. 0001580642-25-006786).

Questions related to this filing may be directed to Timothy Burdick of Ultimus Fund Solutions, LLC at (631) 470-2649.

Sincerely,

/s/ Timothy Burdick

Timothy Burdick

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